Other Components of Equity (Tables)	12 Months Ended
Mar. 31, 2019
Other Components Of Equity
Schedule of Other Components of Equity

	As at March 31 (in thousands)
	2019	2018	2017
Movement in Hedging reserve:
Opening balance	$—	$(375)	$(1,179)
Reclassified to consolidated statements of income	—	375	804
Closing balance	$—	$—	$(375)

Movement in revaluation reserve:
Opening balance	$1,835	$1,829	$1,856
Net gain recognized on revaluation of property and equipment	1,019	—	—
Impact of translation difference	78	6	(27)
Closing balance	$2,932	$1,835	$1,829

Movement in available for sale fair value reserve:
Opening balance	$6,238	$6,238	$6,622
Impairment loss on available-for-sale financial assets	(24,687)	—	(384)
Closing balance	$(18,449)	$6,238	$6,238

Movement in Foreign currency translation reserves
Opening balance	$(56,722)	$(55,810)	$(60,609)
Adoption of IFRS 9 (net of tax) Refer Note 39(i)	(34)	—	—
Other comprehensive loss due to translation of foreign operations (*)	(7,423)	(912)	4,799
Closing balance	$(64,179)	$(56,722)	$(55,810)

Total other components of equity	$(79,696)	$(48,649)	$(48,118)

(*) includes movement in foreign currency translation reserves arising on account of deconsolidation $Nil (2018: 502, 2017: Nil) of financial asset.